Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details)	6 Months Ended
Jun. 30, 2025 shares
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	May 14, 2015
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	15,886
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(317,701)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	May 14, 2015
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	8,344
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(166,789)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Apr. 14, 2016
Contract period	10 years
Vesting conditions	Note 2
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	398
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(7,942)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Apr. 14, 2016
Contract period	10 years
Vesting conditions	Note 3
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	2,383
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(47,655)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Apr. 07, 2017
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	1,799
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(35,917)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Mar. 11, 2019
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	185
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(3,686)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Mar. 11, 2019
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	185
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(3,686)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Mar. 11, 2019
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	185
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(3,686)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Oct. 04, 2019
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	185
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(3,686)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jan. 09, 2020
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	185
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(3,686)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Mar. 09, 2020
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	185
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(3,686)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Apr. 27, 2020
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	83
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(1,658)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jul. 31, 2020
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	3,318
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(66,355)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Nov. 02, 2020
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	2,489
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(49,769)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	May 03, 2021
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	1,660
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(33,178)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jul. 01, 2021
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	185
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(3,686)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jul. 01, 2021
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	185
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(3,686)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jul. 01, 2021
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	185
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(3,686)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Sep. 01, 2021
Contract period	10 years
Vesting conditions	Note 3
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	83
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(1,658)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Feb. 10, 2022
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	185
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(3,686)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Feb. 10, 2022
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	536
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(10,688)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Feb. 10, 2022
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	367
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(7,330)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Feb. 10, 2022
Contract period	10 years
Vesting conditions	Note 4
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	1,660
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(33,157)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jun. 10, 2022
Contract period	10 years
Vesting conditions	Note 3
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	535
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(10,676)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jun. 10, 2022
Contract period	10 years
Vesting conditions	Note 3
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	653
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(13,050)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jun. 21, 2022
Contract period	10 years
Vesting conditions	Note 4
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	1,751
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(35,013)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	May 31, 2023
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	150
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(2,986)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	May 31, 2023
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	509
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(10,136)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	May 31, 2023
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	527
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(10,502)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jul. 31, 2023
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	751
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(14,925)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jul. 31, 2023
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	278
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(5,528)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jul. 31, 2023
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	1,362
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(27,084)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Aug. 21, 2023
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	553
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(11,059)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jan. 01, 2024
Contract period	10 years
Vesting conditions	Note 3
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	111
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(2,211)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jan. 01, 2024
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	278
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(5,528)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jan. 01, 2024
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	111
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(2,211)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Sep. 01, 2024
Contract period	10 years
Vesting conditions	Note 3
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	1,245
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(24,884)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Sep. 01, 2024
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	56
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(1,105)
Employee Stock Options [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Nov. 20, 2024
Contract period	10 years
Vesting conditions	Note 1
Employee Stock Options [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	3,574
Employee Stock Options [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(71,362)
Restricted Shares to Employees [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jan. 01, 2024
Contract period	4 years
Vesting conditions	Note 1,9
Restricted Shares to Employees [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	231
Restricted Shares to Employees [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(4,608)
Restricted Shares to Employees [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Sep. 01, 2024
Contract period	4 years
Vesting conditions	Note 5,9
Restricted Shares to Employees [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	88
Restricted Shares to Employees [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(1,755)
Restricted Shares to Employees [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Nov. 20, 2024
Contract period	6 years
Vesting conditions	Note 6,9
Restricted Shares to Employees [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	110
Restricted Shares to Employees [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(2,188)
Restricted Shares to Employees [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Nov. 20, 2024
Contract period	6 years
Vesting conditions	Note 6,9
Restricted Shares to Employees [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	438
Restricted Shares to Employees [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(8,757)
Restricted Shares to Employees [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jan. 01, 2025
Contract period	1 year
Vesting conditions	Note 7,9
Restricted Shares to Employees [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	5,732
Restricted Shares to Employees [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(114,592)
Restricted Shares to Employees [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Jan. 01, 2025
Contract period	4 years
Vesting conditions	Note 5,9
Restricted Shares to Employees [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	2,554
Restricted Shares to Employees [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(51,049)
Restricted Shares to Employees [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Feb. 10, 2025
Contract period	4 years
Vesting conditions	Note 5,9
Restricted Shares to Employees [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	1,073
Restricted Shares to Employees [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(21,459)
Restricted Shares to Employees [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	Apr. 01, 2025
Contract period	4 years
Vesting conditions	Note 5,9
Restricted Shares to Employees [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	858
Restricted Shares to Employees [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(17,142)
Restricted Shares to Employees [Member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Grant date	May 01, 2025
Contract period	1 year
Vesting conditions	Note 8,9
Restricted Shares to Employees [Member] | Top of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	2,042
Restricted Shares to Employees [Member] | Bottom of range [member]
Share-Based Payments - Schedule of Group's Share-Based Payments Arrangements (Details) [Line Items]
Quantity granted	(40,808)